ORGANIZATION AND NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
ORGANIZATION AND NATURE OF BUSINESS
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

PetroShare Corp. (“PetroShare” or the “Company”) is a corporation organized under the laws of the State of Colorado on September 4, 2012 to investigate, acquire and develop crude oil and natural gas properties in the Rocky Mountain or mid-continent portion of the United States. Since inception, PetroShare has focused on financing activities and the acquisition, exploration and development of crude oil and natural gas prospects in the Rocky Mountain and mid-continent region of the United States. The Company’s recent focus is on the Wattenberg Field, part of the Denver-Julesberg Basin in northeast Colorado. The Company is in the process of developing its operated and non-operated Wattenberg assets, including those located within its Todd Creek Farms prospect. Currently, all of the Company’s properties are located in the State of Colorado. As of June 30, 2016, PetroShare had an interest in 38 gross (16.6 net) producing wells and approximately 9,877 gross (2,432 net) acres of oil and gas properties, most of which acreage is held by production. PetroShare’s goal is to become a leading independent producer of crude oil and natural gas in the Wattenberg Field.

NOTE 1—ORGANIZATION AND NATURE OF BUSINESS

        PetroShare Corp. ("PetroShare" or the "Company") is a corporation that was organized under the laws of the State of Colorado on September 4, 2012 to investigate, acquire and develop crude oil and natural gas properties in the Rocky Mountain or mid-continent portion of the United States. Since inception, PetroShare has focused on financing activities and the acquisition, exploration and development of crude oil and natural gas prospects located in Moffat County, Colorado, known as the Buck Peak prospect, and Adams County, Colorado, known as the Todd Creek Farms prospect. As of December 31, 2015, the Company had drilled and completed two wells on the Buck Peak prospect. Under the terms of a leasing agreement with Kingdom Resources, LLC ("Kingdom"), a local property developer and mineral owner, the Company accepted an assignment of an oil and gas lease in Adams County, Colorado in February 2015 ("Kingdom Lease"), which the Company intends to develop as part of its Todd Creek Farms prospect. The Company closed on the Kingdom Lease acquisition on May 15, 2015.

        From its inception through April 1, 2014, PetroShare's activities had been accounted for as those of a "Development Stage Enterprise" as set forth in Accounting Standards Codification No. 915 "Development Stage Entities" ("ASC 915") which defined a development stage entity as one that had not commenced planned principal operations or one in which planned principal operations had commenced but had not generated significant revenue therefrom. Beginning in the fiscal quarter ended June 30, 2014, the Company elected to apply Accounting Standards Update ("ASU") No. 2014-10 which, in addition to removing the definition of a development stage entity from ASC 915, allowed it to terminate the presentation of inception-to-date information.